Transactions with Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Management Fee Payable, Remainder of 2020	$ 10,439,000		$ 10,439,000
Management Fee Payable, 2021	21,008,000		21,008,000
Management Fee Payable, 2022	21,194,000		21,194,000
Management Fee Payable, 2023	20,711,000		20,711,000
Management Fee Payable, 2024	20,711,000		20,711,000
Management Fee Payable, 2025 to 2030	107,988,000		107,988,000
Due to related parties	7,277,000		7,277,000		$ 7,702,000
Due from related parties	22,711,000		22,711,000		20,113,000
Tsakos Columbia Shipmanagement S A [Member]
Related Party Transaction [Line Items]
Special charges	255,000	$ 445,000	626,000	$ 928,000
Due from related parties	22,711,000		22,711,000		20,113,000
Vessels chartered in or chartered out on a bare-boat basis [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			20,400
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense	5,076,000	5,025,000	10,204,000	10,050,000
Incentive Distribution, Distribution			1,500,000
Management Fees Capitalized	184,000	245,000	371,000	367,000
Due to related parties	$ 220,000		$ 220,000		197,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Columbia Shipmanagement S A [Member]
Related Party Transaction [Line Items]
Ownership percentage	25.00%		25.00%
Tsakos Shipping And Trading SA [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,925,000		$ 1,925,000		1,386,000
Chartering commission			1.25%
Commissions In Connection With Delivery Of New Buildings	2,389,000	1,711,000	$ 4,629,000	3,545,000
Accrued Liabilities for Commissions, Expense and Taxes	530,000		530,000		350,000
Tsakos Shipping And Trading SA [Member] | Potential Charge [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings			200,000
Tsakos Shipping And Trading SA [Member] | Panamax Tanker Silia T and Handysize Didimon [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			245,000
Tsakos Shipping And Trading SA [Member] | Caribbean Voyager and Mediterranean Voyager [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings			500,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	4,887,000		4,887,000		18,000
General Insurance Expense	2,472,000	2,459,000	4,727,000	4,751,000
Accrued Insurance, Current	210,000		210,000		18,000
Air Mania Travel [Member]
Related Party Transaction [Line Items]
Due to related parties	245,000		245,000		$ 420,000
General Services Costs	$ 319,000	$ 1,438,000	$ 1,298,000	$ 2,901,000